Note 6 - Assets Held For Sale - Assets and Liabilities Held For Sale (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets held for sale	$ 5,979	$ 8,656
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Property, plant and equipment (net)	5,979	8,656
Current assets held for sale	$ 5,979	$ 8,656